Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Entity Central Index Key	0000357059
Document Period End Date	Jun. 30, 2024